1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com STEPHEN T. COHEN Stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

December 18, 2023

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	UBS Series Funds (“Registrant”)

Registration Statement on Form N-14

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 488 under the Securities Act of 1933, as amended (“1933 Act”), is the Registrant’s registration statement on Form N-14 (“Registration Statement”) under the 1933 Act. This registration statement on Form N-14 is being filed in connection with the reorganization of the Acquired Funds with and into the corresponding Acquiring Fund, as shown in the table below, each a separate series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds.

Acquired Fund	Acquiring Fund
UBS Select Prime Series II Institutional Fund	UBS Select Prime Institutional Fund
UBS Select Prime Series II Preferred Fund	UBS Select Prime Preferred Fund

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3304 or to Keith A. Weller, Deputy General Counsel, UBS Asset Management (Americas) Inc., at 312.525.7240.

Very truly yours,

/s/ Stephen T. Cohen
Stephen T. Cohen